Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Related Parties - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Current Assets Under Related Parties [Abstract]
Other receivables (a related party of Gix Internet)	$ 53	$ 53
Other receivables (a related party of Eventer)		6
Related Party Current Assets	$ 53	$ 59